Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2017	2016	2017	2016

Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$5,073	$4,650	$75	$93
Service cost	187	177	–	–
Interest cost	220	211	2	3
Participants’ contributions	–	–	8	10
Actuarial loss (gain)	430	234	(1)	(14)
Lump sum settlements	(45)	(61)	–	–
Benefit payments	(145)	(138)	(18)	(19)
Federal subsidy on benefits paid	–	–	2	2
Benefit obligation at end of measurement period(a)	$5,720	$5,073	$68	$75
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$3,769	$3,355	$82	$82
Actual return on plan assets	665	230	10	2
Employer contributions	1,238	383	5	7
Participants’ contributions	–	–	8	10
Lump sum settlements	(45)	(61)	–	–
Benefit payments	(145)	(138)	(18)	(19)
Fair value at end of measurement period	$5,482	$3,769	$87	$82
Funded (Unfunded) Status	$(238)	$(1,304)	$19	$7
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$270	$–	$19	$7
Current benefit liability	(23)	(22)	–	–
Noncurrent benefit liability	(485)	(1,282)	–	–
Recognized amount	$(238)	$(1,304)	$19	$7
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,822)	$(1,901)	$68	$66
Net prior service credit (cost)	–	2	22	25
Recognized amount	$(1,822)	$(1,899)	$90	$91
(a)	At December 31, 2017 and 2016, the accumulated benefit obligation for all pension plans was $5.2 billion and $4.6 billion.

Pension Plans with Benefit Obligations in Excess of Plan Assets

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2017	2016
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$508	$5,073
Fair value of plan assets	–	3,769
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$508	$5,073
Accumulated benefit obligation	485	4,625
Fair value of plan assets	–	3,769

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2017	2016	2015	2017	2016	2015

Components Of Net Periodic Benefit Cost
Service cost	$187	$177	$188	$–	$–	$–
Interest cost	220	211	195	2	3	3
Expected return on plan assets	(284)	(266)	(223)	(3)	(1)	(1)
Prior service cost (credit) and transition obligation (asset) amortization	(2)	(5)	(4)	(3)	(3)	(3)
Actuarial loss (gain) amortization	127	175	234	(5)	(4)	(4)
Net periodic benefit cost	$248	$292	$390	$(9)	$(5)	$(5)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(48)	$(270)	$(146)	$7	$15	$4
Net actuarial loss (gain) amortized during the year	127	175	234	(5)	(4)	(4)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(2)	(5)	(4)	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	$77	$(100)	$84	$(1)	$8	$(3)
Total recognized in net periodic benefit cost and other comprehensive income (loss)(a)(b)	$(171)	$(392)	$(306)	$8	$13	$2
(a)	The pretax estimated actuarial loss (gain) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2018 is $146 million.
(b)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2018 are $(6) million and $(3) million, respectively.

Weighted Average Assumptions to Determine Projected Benefit Obligations

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2017	2016	2017	2016
Discount rate(a)	3.84%	4.27%	3.34%	3.57%
Rate of compensation increase(b)	3.56	3.58	*	*
Health care cost trend rate for the next year(c)			6.75%	7.00%
Effect on accumulated postretirement benefit obligation
One percent increase			$3	$4
One percent decrease			(3)	(4)
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 15.8, 12.3, and 6.1 years, respectively, for 2017, and 15.5, 12.1 and 6.2 years, respectively, for 2016.
(b)	Determined on an active liability-weighted basis.
(c)	The 2017 and 2016 rates are assumed to decrease gradually to 5.00 percent by 2025 and remain at this level thereafter.
*	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2017	2016	2015	2017	2016	2015
Discount rate(a)	4.27%	4.45%	4.13%	3.57%	3.59%	3.46%
Expected return on plan assets(b)	7.25	7.50	7.50	3.50	1.50	1.50
Rate of compensation increase(c)	3.58	4.06	4.07	*	*	*
Health care cost trend rate(d)
Prior to age 65				7.00%	6.50%	7.00%
After age 65				7.00	6.50	7.00
Effect on interest cost
One percent increase				$–	$–	$–
One percent decrease				–	–	–
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 15.5, 12.1, and 6.2 years, respectively, for 2017, and 15.0, 11.9 and 6.3 years, respectively, for 2016.
(b)	With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(c)	Determined on an active liability weighted basis.
(d)	The 2017 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2025 and remain at that level thereafter. The 2016 and 2015 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2019.
*	Not applicable

Summary of Plan Investment Assets Measured at Fair Value

The following table summarizes plan investment assets measured at fair value at December 31:

	Qualified Pension Plan									Postretirement Welfare Plan
	2017					2016				2017	2016
(Dollars in Millions)	Level 1		Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 1
Cash and cash equivalents	$727	(a)	$–	$–	$727	$49	$–	$–	$49	$36	$82
Debt securities	517		723	–	1,240	362	577	–	939	–	–
Corporate stock
Real estate equity securities(b)	216		–	–	216	169	–	–	169	–	–
Mutual funds
Debt securities	–		205	–	205	–	164	–	164	–	–
Emerging markets equity securities	–		120	–	120	–	155	–	155	–	–
Other	–		–	2	2	–	–	1	1	–	–
	$1,460		$1,048	$2	2,510	$580	$896	$1	1,477	36	82
Plan investment assets not classified in fair value hierarchy(f):
Collective investment funds
Domestic equity securities					1,327				977	29	–
Mid-small cap equity securities(c)					346				303	–	–
International equity securities					934				725	22	–
Hedge funds(d)					200				188	–	–
Private equity funds(e)					165				99	–	–
Total plan investment assets at fair value					$5,482				$3,769	$87	$82
(a)	Includes an employer contribution made in late 2017, which was invested consistent with the plan’s target asset allocation, subsequent to December 31, 2017.
(b)	At December 31, 2017 and 2016, securities included $105 million and $98 million in domestic equities, respectively, and $111 million and $71 million in international equities, respectively.
(c)	At December 31, 2017 and 2016, securities included $346 million and $303 million in domestic equities, respectively.
(d)	This category consists of several investment strategies diversified across several hedge fund managers.
(e)	This category consists of several investment strategies diversified across several private equity fund managers.
(f)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.

Summarizes the Changes for Qualified Pension Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following table summarizes the changes in fair value for qualified pension plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2017	2016	2015
(Dollars in Millions)	Other	Other	Other
Balance at beginning of period	$1	$1	$2
Unrealized gains (losses) relating to assets still held at end of year	–	–	(1)
Purchases, sales, and settlements, net	1	–	–
Balance at end of period	$2	$1	$1

Expected Future Benefit Payments

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan(a)	Medicare Part D Subsidy Receipts
2018	$201	$10	$2
2019	215	9	1
2020	232	9	1
2021	250	8	1
2022	260	8	1
2023 – 2027	1,564	29	4
(a)	Net of expected retiree contributions and before Medicare Part D subsidy.